Note 25 - Income Tax - Reconciliation of Tax (Expense) Benefit (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Net income (loss) before income taxes		$ 63,500	$ 41,641	$ 7,504
Tax (expense) benefit at applicable tax rate in Norway		(13,970)	(9,577)	(1,801)
Effect of different tax rates applied by subsidiaries		(2,118)	(167)	1,120
Tax effect of translation differences exempted for tax		1,155	218	(1,287)
Tax effect of financial items exempted from tax		1,917	1,726	1,614
Tax effects of losses in associates and joint ventures which are non-deductible		383	(744)	(401)
Withholding taxes paid		(232)
Net other permanent differences (not) tax deductible		4,269	(617)	2,289
Change to previously recognized deferred tax assets		27	1,589	(1,812)
Currency effect on income tax (expense) benefit and adjustments recognized in the period for current tax of prior periods (1)	[1]	(322)	(615)
Change in unrecognized deferred tax assets		(314)	1,144	(1,554)
Change in tax rate		119	561	392
Income tax (expense) benefit for the year		$ (5,602)	$ (6,481)	$ (1,440)
Effective tax rate		8.80%	15.60%	19.20%

[1]	Currency effect on income tax (expense) benefit due to corporate income tax filing in NOK for Norwegian entities with USD as functional currency.